Debt (Details)							1 Months Ended				12 Months Ended
	Sep. 17, 2021 USD ($)	Sep. 17, 2021 CAD ($)	Mar. 05, 2021 USD ($)	Mar. 05, 2021 CAD ($)	Feb. 05, 2021 USD ($)	Feb. 05, 2021 CAD ($)	Dec. 16, 2021 USD ($)	Dec. 16, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Debt (Details) [Line Items]
Interest expense													$ 3,000,000
Amortization of debt discount (in Dollars)														$ 2,100,000
Interest expenses on convertible debt													700,000
Interest expense on the SRED financing													$ 200,000
Scientific Research And Experimental Development Loan Agreement [Member]
Debt (Details) [Line Items]
Proceeds from financing fund	$ 745,655	$ 950,000	$ 274,715	$ 350,000	$ 274,715	$ 350,000					$ 1,295,085	$ 1,650,000
Financing fees											$ 32,770	$ 41,750
Interest rate											1.60%	1.60%
Compounded monthly interest rate											20.98%	20.98%
Debt instrument payment of interest							$ 816,964	$ 1,044,177	$ 136,900	$ 174,417
Debt instrument repaid amount									$ 1,093,230	$ 1,392,831	$ 184,558	$ 235,132